Taxation - Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax loss carried forwards	¥ 387,083	¥ 296,987
Impairment loss of investments	29,570	7,271
Unrealized profits arising from elimination of inter-company transactions	6,326	5,424
Deferred revenue	2,302	2,408
Others	3,428	4,379
Total deferred tax assets	428,709	316,469
Less: Valuation allowance	(428,709)	(316,469)	¥ (171,236)	¥ (143,431)
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(21,784)	(25,380)
Unrealized gains on investments	(20,533)	(20,533)
Total deferred tax liabilities	(42,317)	(45,913)
Net deferred tax liabilities	¥ (42,317)	¥ (45,913)